1. Summary of Significant Accounting Policies (Details - Amortization)	Sep. 30, 2016 USD ($)
Customer Relationships [Member]
Future amortization, 2017	$ 11,225
Future amortization, 2018	11,225
Future amortization, 2019	11,225
Future amortization	33,675
Proprietary Content [Member]
Future amortization, 2017	65,638
Future amortization, 2018	65,638
Future amortization, 2019	65,638
Future amortization, 2020	65,638
Future amortization, 2021	65,638
Future amortization, thereafter	131,273
Future amortization	459,463
Noncompete Agreements [Member]
Future amortization, 2017	5,260
Future amortization, 2018	5,260
Future amortization, 2019	5,260
Future amortization, 2020	5,260
Future amortization	$ 21,040